Capitalized Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Summary of Capitalized Software Development Costs and Acquired Software Technology	Capitalized software development costs and acquired software technology are summarized as follows (in thousands):

	As of December 31,
	2021	2020
Capitalized software development costs, gross	$385,384	$339,082
Less accumulated amortization	(276,533)	(215,052)

Capitalized software development costs, net	$108,851	$124,030